Share Based Compensation Expenses	12 Months Ended
Mar. 31, 2024
Share Based Compensation Expenses [Abstract]
Share Based Compensation Expenses

11. Share Based Compensation Expenses

On April 24, 2023, and subsequently on August 31, 2023, the Company approved a share option plan where options were granted to certain directors and employees of the Group the right to acquire 10% of the Company’s ordinary shares outstanding immediately after the Company’s initial public offering, representing an aggregate of 1,562,500 ordinary shares upon exercise of the options. The share options have an exercise price equal to $2. The share options shall vest over a period of 3 years from the date the Company’s ordinary shares are listed on the Nasdaq Stock Market, with one-third of the share options vesting on each anniversary of the date of listing, provided that the relevant directors and employees remain employed by the Company or any of its affiliates.

The Group has adopted a policy of estimating the number of forfeitures expected to occur and bases initial accruals of compensation cost on the estimated number of instruments for which service is expected to be rendered (i.e. awards that are not expected to be forfeited). If subsequent information indicates that the actual number of instruments is likely to differ from previous estimates, the Group revises the estimate accordingly, with any cumulative effect on current and prior periods resulting from a change in the estimated number of instruments for which service is expected to be or has been rendered is recognized in compensation cost in the period of the change. As of the March 31, 2024, the Company has share options which allow certain directors and employees to acquire 9% of the Company’s ordinary share outstanding, representing a total of 1,406,250 ordinary shares which have not vested.

With the assistance of an independent third-party appraiser, the weighted average fair value of share options at grant date was estimated to be $3.36 per ordinary share, by using the Binomial Option Pricing Model with the following assumptions:

Expected dividend yield	-
Expected volatility	122.25%
Risk-free interest rate (per annum)	3.18%
Time to maturity (in years)	4.61

The share options have a service condition and an initial public offering performance condition. For share options granted with performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share-based compensation expenses for these options that have satisfied the service condition were recorded upon the completion of the initial public offering on December 1, 2023. During the years ended March 31, 2024, 2023 and 2022, the Group recognized $1,871,499, nil and nil of share-based compensation expenses under compensation and benefits in the consolidated statements of operations and comprehensive loss, respectively.

A summary of option activity under the employee share option plan as of March 31, 2024 and changes during the year then ended is presented below.

	Number of Options	Weighted Average Exercise Price
Granted	$1,562,500	$2
Forfeiture	(156,250)	2
Outstanding as of March 31, 2024	$1,406,250	$2
Exercisable as of March 31, 2024	-	-